Investments in Equity Method Investees (Details) - USD ($)		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Nov. 05, 2020
Investments in Equity Method Investees (Details) [Line Items]
Investment amount						$ 1,217,039
Partnership interest percentage						28.00%
Investment loss		$ 80	$ 13,758	$ 25,622
Investors and acquired percentage	47.00%
Cash consideration	$ 708,129
Hainan Muxin [Member]
Investments in Equity Method Investees (Details) [Line Items]
Equity interest rate					53.00%